Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Restricted Common Stock Award Activity

A summary of the restricted common stock award activity during the six months ended June 30, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	166,437	$0.09
Granted	3,332	1.91
Vested	(35,463)	0.29
Forfeited/ cancelled	(7,000)	0.31
Unvested as of June 30, 2025	127,306	$0.12

A summary of the restricted common stock award activity during the years ended December 31, 2024 and 2023, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested at July 17, 2023 (inception)	-	$-
Granted	429,235	-
Vested	(254,944)	-
Forfeited/cancelled	-	-
Unvested as of December 31, 2023	174,291	-
Granted	513,000	0.31
Vested	(520,854)	0.27
Forfeited/cancelled	-	-
Unvested as of December 31, 2024	166,437	0.09